Leases - Supplemental Cash Flow Information Related to Operating Leases (Details) $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
Lessee Disclosure [Abstract]
Cash paid for amounts included in the measurement of operating lease liabilities	$ 206
ROU assets obtained in exchange for operating lease liabilities	$ 3,308